POST RETIREMENT BENEFIT PLAN (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation Of Other Comprehensive Income Abstract [Abstract]
Accumulated other comprehensive income beginning of year	$ (2,542)	$ 2,920	$ (305)
Amortization of net actuarial gain (loss)	188	(190)
Negative plan amendment gain		(2,662)
Loss/(gain) incurred in current year	287	(2,558)	3,225
Prior service cost established in current year	5	(52)
Other comprehensive (income) loss	480	(5,462)	3,225
Ending balance (before tax effects)	$ (2,062)	$ (2,542)	$ 2,920